UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Causeway Capital Management LLC
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Address:  11111 Santa Monica Blvd
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          15th Floor
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          Los Angeles, CA 90025
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Form 13F File Number:  28- 11728
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nicolas Chang
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Title:    Compliance Manager
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Phone:    310-231-6148
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Signature, Place, and Date of Signing:

/s/ Nicolas Chang          Los Angeles, CA          February 13, 2012
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      [Signature]             [City, State]               [Date]


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     67
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Form 13F Information Table Value Total:     $254,469
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                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                                       FORM 13-F INFORMATION TABLE

         COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7           COLUMN 8
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                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
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AIR PRODS & CHEMS INC               COM        009158106    1,147     13,466  SH        SOLE       NO        13,466
ALTRIA GROUP INC                    COM        02209S103      305     10,300  SH        SOLE       NO        10,300
APOLLO GROUP INC                   CL A        037604105    1,699     31,537  SH        SOLE       NO        31,537
BABCOCK & WILCOX CO NEW             COM        05615F102    1,638     67,860  SH        SOLE       NO        67,860
BARD C R INC                        COM        067383109    4,557     53,300  SH        SOLE       NO        53,300
BOEING CO                           COM        097023105    1,115     15,200  SH        SOLE       NO        15,200
DEVRY INC DEL                       COM        251893103    1,023     26,603  SH        SOLE       NO        26,603
DISNEY WALT CO                  COM DISNEY     254687106    1,414     37,700  SH        SOLE       NO        37,700
JOHNSON & JOHNSON                   COM        478160104      377      5,750  SH        SOLE       NO         5,750
MICROSOFT CORP                      COM        594918104    1,775     68,357  SH        SOLE       NO        68,357
MOLINA HEALTHCARE INC               COM        60855R100    1,389     62,200  SH        SOLE       NO        62,200
ORACLE CORP                         COM        68389X105    1,116     43,500  SH        SOLE       NO        43,500
PROGRESSIVE CORP OHIO               COM        743315103      819     42,000  SH        SOLE       NO        42,000
TOTAL SYS SVCS INC                  COM        891906109    1,232     63,000  SH        SOLE       NO        63,000
UNITEDHEALTH GROUP INC              COM        91324P102    5,830    115,034  SH        SOLE       NO       115,034
WELLS FARGO & CO NEW                COM        949746101    1,565     56,800  SH        SOLE       NO        56,800
WESTERN UN CO                       COM        959802109    1,887    103,365  SH        SOLE       NO       103,365
AVIVA PLC                           ADR        05382A104      906     97,970  SH        SOLE       NO        97,970
AXA                            SPONSORED ADR   054536107    1,002     77,911  SH        SOLE       NO        77,911
BANCO SANTANDER SA                  ADR        05964H105      568     75,556  SH        SOLE       NO        75,556
BARCLAYS PLC                        ADR        06738E204      676     61,481  SH        SOLE       NO        61,481
BP PLC                         SPONSORED ADR   055622104    1,118     26,147  SH        SOLE       NO        26,147
BRITISH AMERN TOB PLC          SPONSORED ADR   110448107    2,389     25,183  SH        SOLE       NO        25,183
HONDA MOTOR LTD                  AMERN SHS     438128308    1,331     43,576  SH        SOLE       NO        43,576
HSBC HOLDINGS PLC              SPON ADR NEW    404280406    1,139     29,891  SH        SOLE       NO        29,891
NOVARTIS A G                   SPONSORED ADR   66987V109    2,282     39,909  SH        SOLE       NO        39,909
REED ELSEVIER N V              SPONS ADR NEW   758204200    2,344    100,984  SH        SOLE       NO       100,984
RIO TINTO PLC                  SPONSORED ADR   767204100      703     14,379  SH        SOLE       NO        14,379
RYANAIR HLDGS PLC              SPONSORED ADR   783513104  120,400  4,321,618  SH        SOLE       NO     3,090,939        1,230,679
SANOFI                         SPONSORED ADR   80105N105    2,057     56,291  SH        SOLE       NO        56,291
SAP AG                           SPON ADR      803054204      707     13,352  SH        SOLE       NO        13,352
SIEMENS A G                    SPONSORED ADR   826197501    1,590     16,635  SH        SOLE       NO        16,635
TOYOTA MOTOR CORP             SP ADR REP2COM   892331307    1,795     27,149  SH        SOLE       NO        27,149
UBS AG                            SHS NEW      H89231338    1,068     90,279  SH        SOLE       NO        90,279
VODAFONE GROUP PLC NEW         SPON ADR NEW    92857W209    1,520     54,214  SH        SOLE       NO        54,214
ADVANCED SEMICONDUCTOR ENGR    SPONSORED ADR   00756M404      171     39,387  SH        SOLE       NO             0           39,387
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105    1,221    187,008  SH        SOLE       NO        44,100          142,908
AU OPTRONICS CORP              SPONSORED ADR   002255107      363     84,112  SH        SOLE       NO             0           84,112
CHINA MOBILE LIMITED           SPONSORED ADR   16941M109   11,081    228,519  SH        SOLE       NO       136,500           92,019
CHINA PETE & CHEM CORP        SPON ADR H SHS   16941R108    8,886     84,585  SH        SOLE       NO        55,100           29,485
CHINA YUCHAI INTL LTD               COM        G21082105    1,554    112,669  SH        SOLE       NO        68,700           43,969
CHUNGHWA TELECOM CO LTD       SPON ADR NEW11   17133Q502      367     11,023  SH        SOLE       NO             0           11,023
CNOOC LTD                      SPONSORED ADR   126132109    1,251      7,159  SH        SOLE       NO         4,400            2,759
COMPANHIA DE BEBIDAS DAS
AME                            SPONSORED ADR   20441W203    1,114     30,855  SH        SOLE       NO        29,100            1,755
COMPANHIA DE SANEAMENTO
BASI                           SPONSORED ADR   20441A102    6,332    113,787  SH        SOLE       NO        62,700           51,087
DR REDDYS LABS LTD                  ADR        256135203      169      5,731  SH        SOLE       NO             0            5,731
FOMENTO ECONOMICO MEXICANO
S                             SPON ADR UNITS   344419106    4,912     70,467  SH        SOLE       NO        47,000           23,467
HDFC BANK LTD                 ADR REPS 3 SHS   40415F101      150      5,716  SH        SOLE       NO             0            5,716
INFOSYS LTD                    SPONSORED ADR   456788108      164      3,195  SH        SOLE       NO             0            3,195
ITAU UNIBANCO BANCO MULTIPL      SPONS ADR     465562106    1,090     58,718  SH        SOLE       NO        32,500           26,218
KT CORP                        SPONSORED ADR   48268K101    2,958    189,119  SH        SOLE       NO       114,000           75,119
NEW ORIENTAL ED & TECH
GROP I                           SPON ADR      647581107    1,659     69,000  SH        SOLE       NO        41,500           27,500
PETROCHINA CO LTD              SPONSORED ADR   71646E100    2,363     19,007  SH        SOLE       NO        11,300            7,707
PETROLEO BRASILEIRO SA
PETRO                         SP ADR NON VTG   71654V101    4,407    187,616  SH        SOLE       NO       111,500           76,116
SILICONWARE PRECISION INDS
L                             SPONSD ADR SPL   827084864      320     73,469  SH        SOLE       NO             0           73,469
SK TELECOM LTD                 SPONSORED ADR   78440P108    3,277    240,774  SH        SOLE       NO       142,000           98,774
STERLITE INDS INDIA LTD             ADS        859737207      124     17,893  SH        SOLE       NO             0           17,893
TAIWAN SEMICONDUCTOR MFG
LTD                            SPONSORED ADR   874039100    3,957    306,493  SH        SOLE       NO       153,802          152,691
TATA MTRS LTD                  SPONSORED ADR   876568502    3,168    878,197  SH        SOLE       NO       447,133          431,064
TELEFONICA BRASIL SA           SPONSORED ADR   87936R106    5,703    208,664  SH        SOLE       NO       136,980           71,684
UNITED MICROELECTRONICS
CORP                           SPON ADR NEW    910873405    2,991  1,397,849  SH        SOLE       NO       756,900          690,949
VALE S A                            ADR        91912E105    1,798     83,800  SH        SOLE       NO        83,800                0
VALE S A                      ADR REPSTG PFD   91912E204    5,089    247,040  SH        SOLE       NO       107,500         139,540
VANGUARD INTL EQUITY INDEX
F                            MSCI EMR MKT ETF  922042858      298      7,800  SH        SOLE       NO         7,800                0
VIMPELCOM LTD                  SPONSORED ADR   92719A106      215     22,714  SH        SOLE       NO        17,800            4,914
WISDOMTREE TRUST              INDIA ERNGS FD   97717W422    4,493    288,000  SH        SOLE       NO       288,000                0
YANZHOU COAL MNG CO LTD       SPON ADR H SHS   984846105      341     16,100  SH        SOLE       NO             0           16,100
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